Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	65 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000085498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(3.59%)	2.14%	10.34%			2.83%
C000085497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(0.69%)	4.73%	10.48%			2.51%
C000139941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000082623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000082621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.56%	5.87%	3.59%			2.75%
C000082622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	2.50%	6.56%	3.28%			2.22%
C000085437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000152483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000161781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000161779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.62%)	4.37%	0.08%		1.45%
C000161780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	1.30%	7.10%	0.21%		1.18%
C000161785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000133860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000133863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(3.39%)	0.75%	3.55%			2.26%
C000133864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.74%)	2.07%	3.39%			1.80%
C000082626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000085439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000082624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.84%)	(1.37%)	3.47%			2.07%
C000082625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.23%)	(0.11%)	3.32%			1.62%
Without Sales Load [Member] | C000085498
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	6.90%	11.62%			3.54%
Without Sales Load [Member] | C000085499
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	6.68%	11.46%			3.44%
Without Sales Load [Member] | C000085496
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	6.63%	11.30%			3.27%
Without Sales Load [Member] | C000085497
Average Annual Return [Line Items]
Average Annual Return, Percent	0.31%	5.73%	10.48%			2.51%
Without Sales Load [Member] | C000139941
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%	7.00%	11.74%			3.69%
Without Sales Load [Member] | C000082623
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	8.63%	4.34%			3.25%
Without Sales Load [Member] | C000085359
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	8.53%	4.23%			3.16%
Without Sales Load [Member] | C000085438
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%	8.66%	4.33%			3.25%
Without Sales Load [Member] | C000082621
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%	8.34%	4.07%			2.99%
Without Sales Load [Member] | C000082622
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	7.56%	3.28%			2.22%
Without Sales Load [Member] | C000085437
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%	8.65%	4.34%			3.26%
Without Sales Load [Member] | C000152483
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	8.61%	4.34%			3.27%
Without Sales Load [Member] | C000161781
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	9.19%	1.22%			2.08%
Without Sales Load [Member] | C000161779
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	8.93%	0.97%		1.94%
Without Sales Load [Member] | C000161780
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%	8.10%	0.21%		1.18%
Without Sales Load [Member] | C000161785
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	9.19%	1.24%	0.47%
Without Sales Load [Member] | C000133860
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)	4.21%	4.45%			2.83%
Without Sales Load [Member] | C000133863
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.39%)	3.84%	4.17%			2.58%
Without Sales Load [Member] | C000133864
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.76%)	3.07%	3.39%			1.80%
Without Sales Load [Member] | C000082626
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%	1.92%	4.37%			2.63%
Without Sales Load [Member] | C000085360
Average Annual Return [Line Items]
Average Annual Return, Percent	0.32%	1.83%	4.27%			2.55%
Without Sales Load [Member] | C000085439
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%	1.83%	4.38%			2.64%
Without Sales Load [Member] | C000082624
Average Annual Return [Line Items]
Average Annual Return, Percent	0.14%	1.66%	4.11%			2.39%
Without Sales Load [Member] | C000082625
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)	0.88%	3.32%			1.62%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	0.88%	11.84%	13.07%			8.63%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	0.88%	11.84%	13.07%			8.63%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	0.88%	11.84%	13.07%			8.63%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	0.88%	11.84%	13.07%			8.63%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	0.88%	11.84%	13.07%			8.63%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)			1.54%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)		1.44%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)	0.27%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%			2.10%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Average Annual Return, Percent	(0.58%)	2.26%	11.74%			3.35%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Average Annual Return, Percent	(0.58%)	2.26%	11.74%			3.35%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Average Annual Return, Percent	(0.58%)	2.26%	11.74%			3.35%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Average Annual Return, Percent	(0.58%)	2.26%	11.74%			3.35%
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Average Annual Return [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Average Annual Return, Percent	(0.58%)	2.26%	11.74%			3.35%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	(0.67%)		1.44%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	4.18%	8.70%	3.15%			2.78%